Schedule of Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Warrant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Dec. 17, 2021
Warrants, Exercise Price | $ / shares	$ 14.99
Warrants, Expiration Date	Dec. 15, 2026
Number of Shares Underlying Warrants, Outstanding Total	36,538
Number of Shares Underlying Warrants, Exercisable Total	36,538
Warrant Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Dec. 17, 2021
Warrants, Exercise Price | $ / shares	$ 13.99
Warrants, Expiration Date	Dec. 17, 2026
Number of Shares Underlying Warrants, Outstanding Total	281,047
Number of Shares Underlying Warrants, Exercisable Total	281,047
Warrant Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Feb. 16, 2021
Warrants, Exercise Price | $ / shares	$ 49.99
Warrants, Expiration Date	Feb. 11, 2026
Number of Shares Underlying Warrants, Outstanding Total	65,003
Number of Shares Underlying Warrants, Exercisable Total	65,003
Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Aug. 07, 2020
Warrants, Exercise Price | $ / shares	$ 35.99
Warrants, Expiration Date	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	90,743
Number of Shares Underlying Warrants, Exercisable Total	90,743
Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Aug. 07, 2020
Warrants, Exercise Price | $ / shares	$ 44.99
Warrants, Expiration Date	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	10,939
Number of Shares Underlying Warrants, Exercisable Total	10,939
Warrant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Jul. 23, 2020
Warrants, Exercise Price | $ / shares	$ 35.99
Warrants, Expiration Date	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	77,502
Number of Shares Underlying Warrants, Exercisable Total	77,502
Warrant Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Jul. 13, 2020
Warrants, Exercise Price | $ / shares	$ 44.99
Warrants, Expiration Date	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	21,846
Number of Shares Underlying Warrants, Exercisable Total	21,846
Warrant Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Jul. 13, 2020
Warrants, Exercise Price | $ / shares	$ 35.99
Warrants, Expiration Date	Jul. 14, 2025
Number of Shares Underlying Warrants, Outstanding Total	334,800
Number of Shares Underlying Warrants, Exercisable Total	334,800
Warrant Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Issue Date	Jun. 15, 2015
Warrants, Exercise Price | $ / shares	$ 1,509.99
Number of Shares Underlying Warrants, Outstanding Total	15,955
Number of Shares Underlying Warrants, Exercisable Total
Warrants, Expiration Date, Description	Five years after milestone achievement
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Underlying Warrants, Outstanding Total	934,373
Number of Shares Underlying Warrants, Exercisable Total	918,418